Organization and principal activities (Financial Information of the Company's VIEs) (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 VIEs [Member] CNY	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY
Current assets
Cash and cash equivalents	$ 149,861,000	929,829,000	179,658,000	31,365,000	$ 28,956,000	2,985,000	56,324,000	70,759,000
Accounts receivable	32,966,000	204,541,000	76,900,000				204,818,000	76,900,000
Amounts due from related parties	2,623,000	16,277,000	56,000				16,277,000	56,000
Prepayments and other current assets	30,529,000	189,424,000	7,078,000				178,955,000	7,018,000
Deferred tax assets			1,262,000					1,262,000
Total current assets	216,624,000	1,344,071,000	264,954,000				456,374,000	155,995,000
Non-current assets
Investments in equity investees	4,320,000	26,801,000	1,330,000				11,498,000	1,330,000
Prepaid Expense and Other Assets, Noncurrent	7,457,000	46,256,000	1,630,000				4,062,000	1,630,000
Property and equipment, net	2,563,000	15,901,000	8,684,000				15,888,000	8,512,000
Intangible assets, net	15,715,000	97,505,000	2,040,000				82,513,000	2,040,000
Total non-current assets	33,255,000	206,315,000	13,684,000				113,961,000	13,512,000
Total assets	249,879,000	1,550,386,000	278,638,000				570,335,000	169,507,000
Current liabilities
Short-term bank loans	(3,223,000)	(20,000,000)					(20,000,000)
Deferred revenue	(6,674,000)	(41,411,000)					(41,411,000)
Accounts payable	(29,440,000)	(182,663,000)	(86,235,000)				(163,072,000)	(75,300,000)
Accruals and other current liabilities	(7,624,000)	(47,286,000)	(20,800,000)				(40,897,000)	(9,038,000)
Amounts due to related parties	(3,015,000)	(18,706,000)	(8,879,000)				(10,000,000)	(196,000)
Amounts due to other subsidiaries in the Group							(121,417,000)	(97,126,000)
Total current liabilities	(50,908,000)	(315,847,000)	(123,153,000)				(396,797,000)	(181,660,000)
Total liabilities	(55,260,000)	(342,852,000)	(123,153,000)				(396,797,000)	(181,660,000)
Net (liabilities)/assets							173,538,000	(12,153,000)
Revenues	158,617,000	984,153,000	246,568,000	19,378,000			984,026,000	246,508,000	19,378,000
Net (loss)/income	(2,692,000)	(16,701,000)	27,845,000	(9,323,000)			4,011,000	(872,000)	(5,673,000)
Net cash provided by operating activities	3,312,000	20,544,000	57,693,000	(3,651,000)			59,165,000	71,758,000	14,670,000
Net cash used in investing activities	(28,788,000)	(178,613,000)	(6,806,000)	(9,763,000)			(93,600,000)	(11,963,000)	(4,076,000)
Net cash (used in)/provided by financing activities	$ 147,294,000	913,906,000	100,762,000	41,842,000			20,000,000	(743,000)	(1,873,000)